Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010
Assets
Assets, fair value	$ 5,351,000		$ 5,418,000			$ 5,949,000
Liabilities
Liabilities, fair value			0		0	4,295,000
Liabilities, fair value	98,569,000		98,542,000			170,731,000
Marketable securities [Member]
Assets
Assets, fair value	5,351,000	[1]	5,418,000	[1],[2]		5,949,000	[2]
Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	89,825,000	[3]	95,518,000	[3],[4]		147,815,000	[4]
Embedded derivative [Member]
Liabilities
Liabilities, fair value						4,295,000	[5]
Redeemable noncontrolling interest [Member]
Liabilities
Liabilities, fair value	8,744,000	[6]	3,024,000	[6],[7]		18,621,000	[7]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Assets, fair value	5,351,000		5,418,000			5,949,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable securities [Member]
Assets
Assets, fair value	5,351,000	[1]	5,418,000	[1],[2]		5,949,000	[2]
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Liabilities, fair value	89,825,000		95,518,000			147,815,000
Significant Other Observable Inputs (Level 2) [Member] | Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	89,825,000	[3]	95,518,000	[3],[4]		147,815,000	[4]
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Liabilities, fair value	8,744,000		3,024,000			22,916,000
Significant Unobservable Inputs (Level 3) [Member] | Embedded derivative [Member]
Liabilities
Liabilities, fair value						4,295,000	[5]
Significant Unobservable Inputs (Level 3) [Member] | Redeemable noncontrolling interest [Member]
Liabilities
Liabilities, fair value	$ 8,744,000	[6]	$ 3,024,000	[6],[7]		$ 18,621,000	[7]

[1]	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.9 million at December 31, 2011 and $5.5 million at September 30, 2012. We sold marketable securities with a cost basis of $0.4 million during the nine months ended September 30, 2012 and recorded a loss on the sale of $0.07 million, which was included within other income (expense), net in our condensed consolidated statement of operations.
[2]	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $6.3 million at December 31, 2010 and $5.9 million at December 31, 2011. We sold marketable securities with a cost basis of $0.4 million during the twelve months ended December 31, 2011 and recorded a gain on the sale of $0.1 million which was included within other income, net in our consolidated statement of operations.
[3]	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
[4]	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
[5]	To value the contingent put option embedded within the 2015 Intelsat Sub Holdco Notes, Series B, we used a standard valuation technique utilizing inputs and assumptions which include the debt maturity date, issue price, coupon rate, change of control put price, and the estimated date of a change in control. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified in Level 3 of the fair value hierarchy.
[6]	On October 5, 2012, we purchased the remaining noncontrolling ownership interest in our indirect subsidiary, New Dawn Satellite Company, Ltd. ("New Dawn"), held by our joint venture partner, Convergence SPV Ltd ("Convergence Partners") for $8.7 million (see Note 6(b)-Investments-New Dawn). At September 30, 2012, we valued our redeemable noncontrolling interest at this purchase price, as compared to the income approach valuation technique used in prior periods. Both of these approaches to estimate fair value utilized Level 3 inputs.
[7]	We estimated the fair value of the redeemable noncontrolling interest in New Dawn using Level 3 inputs such as the discounted cash flows.